Cover	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Entity File Number	001-35373
Entity Registrant Name	Fiesta Restaurant Group, Inc.
Entity Central Index Key	0001534992
Entity Tax Identification Number	90-0712224
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14800 Landmark Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	702-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FRGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false